Accrued Liabilities (Details Narrative) $ in Thousands	Dec. 31, 2017 USD ($)
Accrued Liabilities (Textual)
Accrued liabilities	$ 9,985
NBG loan accrued interest	8,189
Operating accruals	$ 1,796